Note 27 - Accumulated Other Comprehensive Income	6 Months Ended
Jun. 30, 2019
Accumulated other comprehensive income abstract
Accumulated Other Comprehensive Income Explanatory

27. Accumulated other comprehensive income (loss)

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Accumulated other comprehensive income (Millions of Euros)
	Notes	June 2019	December 2018
Items that will not be reclassified to profit or loss		(1.531)	(1.284)
Actuarial gains or losses on defined benefit pension plans		(1.393)	(1.245)
Fair value changes of equity instruments measured at fair value through other comprehensive income	12.4	(164)	(155)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		25	116
Items that may be reclassified to profit or loss		(5.392)	(5.932)
Hedge of net investments in foreign operations (effective portion)		(537)	(218)
Foreign currency translation		(6.535)	(6.643)
Hedging derivatives. Cash flow hedges (effective portion)		50	(6)
Fair value changes of debt instruments measured at fair value through other comprehensive income	12.4	1.639	943
Non-current assets and disposal groups classified as held for sale		-	1
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		(9)	(9)
Total		(6.923)	(7.216)

The balances recognized under these headings are presented net of tax.